Nationwide Mutual Funds

POTENTIAL MATERIAL LITIGATION

Tribune Company Litigation
Nationwide SP 500 Index Fund (the SP 500 Index Fund),
a series of Nationwide Mutual Funds (NMF),
was named as a defendant in two lawsuits
that are consolidated in a multi-district
litigation pending in the United States District
Court for the Southern District of New York
(the District Court), captioned In
re Tribune Company Fraudulent Conveyance Litigation,
No. 11-MD-2296-RJS (the Tribune MDL).
The Tribune MDL arises from the 2007 leveraged
buyout of The Tribune Company (Tribune) (the Tribune LBO)
and Tribunes subsequent bankruptcy and reorganization.
In connection with the Tribune LBO, thousands of Tribune
shareholders, including the SP 500 Index Fund, sold
Tribune shares back to Tribune. The Tribune MDL includes
a series of lawsuits brought by individual creditors of
Tribune (the Individual Creditor Actions), and a lawsuit
by the trustee (the Trustee) of a litigation trust to which
Tribunes committee of unsecured creditors assigned claims
(the Committee Action).  These lawsuits seek to unwind
the Tribune LBO stock repurchases as fraudulent transfers
and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the Tribune LBO. The
SP 500 Index Fund was named as a defendant in the Committee
Action and one of the Individual Creditor Actions; NMF and
Nationwide Fund Advisors (NFA) were previously named
as defendants in the Committee Action, but NMF and NFA
have since been dismissed from the lawsuit.  According to the ost recent amended complaint filed in the Committee
Action, the SP 500 Index Fund is alleged to have received
1,329,720 in exchange for the shares it tendered in the
Tribune LBO.  Plaintiffs seek to unwind the Tribune LBO
 transactions and recover the amount received by the
 SP 500 Index Fund, together with interest and costs.
      The District Court entertained a first round of
	  motions to dismiss in the Individual Creditor Actions
	  (the Phase One Motions).  Following briefing and
argument on the Phase One Motions, the District Court
entered an order dismissing the Individual Creditor Actions
in their entirety on the grounds that the individual creditor
 plaintiffs lack standing to pursue their claims.   The parties
 appealed the District Courts dismissal order to the United States Court of Appeals for the Second Circuit (the Second Circuit), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs claims are preempted by the Bankruptcy Codes safe harbor for securities transactions. The individual creditor plaintiffs petitioned the United States Supreme Court for review of the Second Circuits decision. Then the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Courts decision in Merit Mgmt. Grp., LP v. FTI Consulting, Inc., 138 S. Ct. 883,
(2018) (an unrelated case) regarding the scope of the Bankruptcy
Codes safe harbor for securities transactions. The Second Circuit agreed to review its prior ruling, and, as a result, the Supreme
 Court dismissed the individual creditor plaintiffs petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Courts dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs claims are preempted and barred by the Bankruptcy Codes safe harbor for securities transactions, notwithstanding the Merit Mgmt.
decision. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs then filed a second petition for certiorari with the Supreme Court.
  On April 19, 2021, the Supreme Court denied the individual creditor plaintiffs petition for certiorari, meaning that the Individual Creditor Actions are fully and finally dismissed. On January 6, 2017, the District
Court entered an order dismissing the Committee
 Action with prejudice, holding that the Trustee failed to plead facts sufficient to state a claim against the shareholder defendants for intentional fraudulent transfer.
  The Trustee has appealed the dismissal Order to the Second Circuit. Additionally, the Trustee requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the Merit Mgmt. decision; however, the District
 Court denied the motion to amend, determining, among other things, that amendment would be futile because the Trustees proposed constructive fraudulent transfer claims are barred by the safe harbor, notwithstanding the Merit Mgmt. decision. The Trustee appealed the denial of the motion to amend to the Second Circuit. On August 20, 2021, the Second Circuit affirmed the District Courts dismissal of the Trustees claims against the Tribune shareholder defendants and affirmed the District Courts denial of the Trustees motion for leave to amend.
  The Trustee petitioned the Second Circuit for rehearing, which the Second Circuit denied. The deadline for the Trustee to file a petition for certiorari with the Supreme
 Court is January 5, 2022.The potential exposure the SP 500
 Index Fund faces is the amount it received in connection with the Tribune leveraged buyout, together with interest and costs.
Given the number of unknowns at this stage of the litigation, it is not possible to predict the likely outcome of the Tribune MDL.
      Nine West Litigation
      Nationwide Small Cap Index Fund and Nationwide U.S. Small
	  Cap Value Fund (the NMF Nine West Defendants), series of
	  NMF, have been named as defendants in the multi-district litigation pending in the District Court captioned In re Nine
West LBO Securities Litigation, No. 20-md-02941 (the Nine West MDL).
  The Nine West MDL arises from the 2014 leveraged buyout
  (the Jones Group LBO) of The Jones
 Group Inc. (Jones Group), which later was renamed Nine West Holdings, Inc. (Nine West), and Nine Wests subsequent bankruptcy and reorganization.
      In connection with the Jones Group LBO, hundreds of
	  Jones Group shareholders,
 including the NMF Nine West Defendants, sold Jones Group shares back to Jones Group. According to the Complaint against the NMF Nine West Defendants in the Nine West MDL,
 Nationwide Small Cap Index Fund is alleged to have received
 554,400.00 in exchange for the shares it tendered in the Jones
 Group LBO, and Nationwide U.S. Small Cap Value
 Fund is alleged to have received 237,615.00 in the Jones Group LBO.
      The Nine West MDL includes a series of lawsuits brought by the trustee of a litigation trust to whom Nine Wests committee of unsecured creditors assigned claims and the indenture trustee for certain Notes issued by Jones Group and Nine West. The lawsuits seek to unwind the Jones Group LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Jones Group shareholders who participated in the Jones Group LBO, including the proceeds received by the NMF
 Nine West Defendants.
      The shareholder defendants, including the NMF Nine
	  West Defendants, moved to dismiss the claims against them on the grounds that the claims are barred by the
Bankruptcy Codes safe harbor for securities transactions, and on August 27, 2020, the District Court granted the shareholder defendants motions, dismissing all claims against the shareholder defendants. The plaintiffs appealed the District Courts ruling to the Second Circuit.
 The appeal is fully briefed, and the parties await the scheduling of oral argument.
      The potential exposure for the NMF Nine West
	  Defendants in the Nine West MDL
 is the respective amount each received in return for the Jones Group shares each tendered in the Jones Group LBO, together with interest.
 Given the number of unknowns at this stage of the litigation, it is not possible to predict the likely outcome of the Nine West MDL.